Document and Entity Information	Jul. 01, 2024
Cover [Abstract]
Document Type	8-K12B/A
Amendment Flag	true
Document Period End Date	Jul. 01, 2024
Entity Registrant Name	Six Flags Entertainment Corporation/NEW
Entity Incorporation State Country Code	DE
Entity File Number	001-42157
Entity Tax Identification Number	93-4097909
Entity Address Address Line 1	8701 Red Oak Blvd.
Entity Address City Or Town	Charlotte
Entity Address State Or Province	NC
Entity Address Postal Zip Code	28217
City Area Code	704
Local Phone Number	414-4700
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	FUN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On July 1, 2024, Six Flags Entertainment Corporation (formerly known as CopperSteel HoldCo, Inc.) (the “Company”) completed the previously announced merger of equals transaction contemplated by the Agreement and Plan of Merger, dated as of November 2, 2023 (the “Merger Agreement”), by and among the Company (then, CopperSteel HoldCo, Inc.), Cedar Fair, L.P. (“Cedar Fair”), Six Flags Entertainment Corporation (“Former Six Flags”) and CopperSteel Merger Sub, LLC (“Copper Merger Sub”). Pursuant to the Merger Agreement, (i) Copper Merger Sub was merged with and into Cedar Fair (the “Cedar Fair First Merger”), with Cedar Fair continuing as the surviving entity (the “Cedar Fair Surviving Entity”) and a direct subsidiary of the Company, (ii) the Cedar Fair Surviving Entity was subsequently merged with and into the Company (the “Cedar Fair Second Merger” and together with the Cedar Fair First Merger, the “Cedar Fair Mergers”), with the Company continuing as the surviving corporation, and (iii) Former Six Flags merged with and into the Company (the “Six Flags Merger” and together with the Cedar Fair Mergers, the “Mergers”), with the Company continuing as the surviving corporation. Upon the consummation of the Mergers, the separate legal existences of each of Copper Merger Sub, Cedar Fair and Former Six Flags ceased, and the Company changed its name to “Six Flags Entertainment Corporation”. Capitalized terms used herein but not otherwise defined have the meanings set forth in the Merger Agreement.Also on July 1, 2024, the Company filed a Current Report on Form 8-K reporting the completion of the Mergers (the “Original Report”). This Amendment No. 1 to the Original Report (“Amendment No. 1”) amends and supplements Item 9.01 of the Original Report to provide certain historical financial statement and pro forma financial information in connection with the Mergers. Any information required to be set forth in the Original Report which is not being amended or supplemented pursuant to this Amendment No. 1 is hereby incorporated by reference. Except as set forth herein, no modifications have been made to the information contained in the Original Report and the Company has not updated any information contained therein to reflect the events that have occurred since the date of the Original Report. Accordingly, this Amendment No. 1 should be read in conjunction with the Original Report.The pro forma financial information included in this Amendment No. 1 has been presented for informational purposes only and does not purport to represent the actual results that Former Six Flags and Cedar Fair would have achieved had the companies been combined during the periods presented, and is not intended to project any future results of operations for the combined company.
Entity Central Index Key	0001999001